Other liabilities and deferred credits (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other liabilities and deferred credits
Contract liabilities	$ 520	$ 186
Personal injury and other claims provisions	239	237
Environmental provisions	26	16
Stock-based compensation liability	4	4
Deferred credits and other	210	169
Total other liabilities and deferred credits	$ 999	$ 612